Personnel expenses - Disclosure of Non-Cash Costs for Share-Based Payments by Functions (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function [line items]
Share-based compensation (non-cash effective)	SFr 5,088	SFr 4,085	SFr 2,932
Research and development expenses
Disclosure of attribution of expenses by nature to their function [line items]
Share-based compensation (non-cash effective)	3,010	2,208	1,573
Selling, general and administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
Share-based compensation (non-cash effective)	SFr 2,078	SFr 1,877	SFr 1,359